INCOME TAXES (Details 3) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended		5 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Aug. 30, 2012
Assets
Accrued reserves		$ 31,430	$ 33,156
Capital loss carryforwards		50	564
Pension postretirement and deferred compensation		33,581	29,290
Corporate borrowings		19,127	43,839
Deferred revenue		154,583	154,155
Lease liabilities		111,250	97,307
Capital and financing lease obligations		35,654	37,956
Alternative minimum tax and other credit carryovers		21,802	19,545
Charitable contributions		158
Net operating loss carryforward		228,302	214,770
Total		635,937	630,582
Less: Valuation allowance	(248,420)	(790)
Total deferred income taxes		635,147	630,582
Liabilities
Tangible assets		(113,456)	(102,669)
Intangible assets		(101,725)	(89,761)
Receivables		(5,206)	(3,513)
Investments		(233,005)	(227,718)
Total deferred income taxes		(453,392)	(423,661)
Rollforward of the Company's valuation allowance for deferred tax assets
Balance at Beginning of Period	232,985		248,420
Additions Charged (Credited) to Revenues, Costs and Expenses	18,880	790	(265,600)
Charged (Credited) to Goodwill	195		11,088
Charged (Credited) to Other Accounts	(3,640)		6,092
Balance at End of Period	248,420	790
Predecessor
Assets
Less: Valuation allowance				(232,985)
Rollforward of the Company's valuation allowance for deferred tax assets
Balance at Beginning of Period				413,666
Additions Charged (Credited) to Revenues, Costs and Expenses				(21,700)
Charged (Credited) to Goodwill				(158,981)
Balance at End of Period				$ 232,985